Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Aberdeen Street Trust
Entity Central Index Key	0000880195
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Fidelity Flex Freedom Blend 2065 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2065 Fund
Class Name	Fidelity Flex® Freedom Blend 2065 Fund
Trading Symbol	FDFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2065 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2065 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. An overweight, on average, in long-term U.S. Treasury bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2019 through March 31, 2025. Initial investment of $10,000. Fidelity Flex® Freedom Blend 2065 Fund $10,000 $8,690 $13,613 $14,138 $13,202 $16,038 $16,991 Fidelity Freedom 2065 Composite Index℠ $10,000 $8,783 $13,174 $13,882 $12,862 $15,453 $16,465 S&P 500® Index $10,000 $8,918 $13,944 $16,126 $14,879 $19,326 $20,920 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Flex® Freedom Blend 2065 Fund 5.94% 14.35% 9.66% Fidelity Freedom 2065 Composite Index℠ 6.55% 13.39% 9.06% S&P 500® Index 8.25% 18.59% 13.70% A From June 28, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,446,152
Holdings Count | shares	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$11,446,152
Number of Holdings	23
Total Advisory Fee	$0
Portfolio Turnover	32%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.6 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.4 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Growth Fund 7.2 Fidelity Series Overseas Fund 7.1 Fidelity Series International Value Fund 7.1 Fidelity Series Large Cap Stock Fund 7.1 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Value Discovery Fund 5.3 85.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2060 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2060 Fund
Class Name	Fidelity Freedom® Index 2060 Fund Investor Class
Trading Symbol	FDKLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2060 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Investor Class $10,000 $9,706 $11,143 $12,610 $13,182 $12,002 $17,990 $18,866 $17,521 $20,999 $22,385 Fidelity Freedom Index 2060 Composite Index℠ $10,000 $9,728 $11,177 $12,651 $13,260 $12,095 $18,143 $19,118 $17,714 $21,282 $22,675 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 6.60% 13.28% 8.39% Fidelity Freedom Index 2060 Composite Index℠ 6.55% 13.39% 8.53% S&P 500® Index 8.25% 18.59% 12.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,623,848,580
Holdings Count | shares	5
Advisory Fees Paid, Amount	$ 5,700,606
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$8,623,848,580
Number of Holdings	5
Total Advisory Fee	$5,700,606
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 35.8 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 35.8 Bond Funds - 9.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.3 Fidelity Series Global ex U.S. Index Fund 35.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 1.0 100.0
Fidelity Freedom Index 2020 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2020 Fund
Class Name	Fidelity Freedom® Index 2020 Fund Premier Class
Trading Symbol	FKIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2020 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 24, 2020 through March 31, 2025. Initial investment of $2,000,000,000. Premier Class $2,000,000,000 $2,296,634,004 $2,330,272,136 $2,182,539,986 $2,411,988,961 $2,553,446,120 Fidelity Freedom Index 2020 Composite Index℠ $2,000,000,000 $2,296,214,892 $2,336,092,217 $2,184,563,190 $2,418,510,242 $2,557,828,211 Bloomberg U.S. Aggregate Bond Index $2,000,000,000 $1,961,896,920 $1,880,437,250 $1,790,490,276 $1,820,891,361 $1,909,743,644 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier Class 5.86% 5.26% Fidelity Freedom Index 2020 Composite Index℠ 5.76% 5.29% Bloomberg U.S. Aggregate Bond Index 4.88% -0.96% A From June 24, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 24, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,702,986,914
Holdings Count | shares	8
Advisory Fees Paid, Amount	$ 5,494,444
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$6,702,986,914
Number of Holdings	8
Total Advisory Fee	$5,494,444
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 53.7 Domestic Equity Funds 26.3 International Equity Funds 17.4 Short-Term Funds 2.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 53.7 Domestic Equity Funds - 26.3 International Equity Funds - 17.4 Short-Term Funds - 2.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Bond Index Fund 33.4 Fidelity Series Total Market Index Fund 26.3 Fidelity Series Global ex U.S. Index Fund 17.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.0 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 Fidelity Series Treasury Bill Index Fund 2.6 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The class's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The class's contractual management fee was reduced during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2030 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2030 Fund
Class Name	Fidelity Freedom® Index 2030 Fund Premier II Class
Trading Symbol	FAUYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2030 Fund for the period August 22, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 2	0.04%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 22, 2024 through March 31, 2025. Initial investment of $5,000,000,000. Premier II Class $5,000,000,000 $5,059,768,521 Fidelity Freedom Index 2030 Composite Index℠ $5,000,000,000 $5,051,246,961 S&P 500® Index $5,000,000,000 $5,077,848,798 2024 2025
Net Assets	$ 22,276,385,405
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 16,374,719
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$22,276,385,405
Number of Holdings	6
Total Advisory Fee	$16,374,719
Portfolio Turnover	14%

Holdings [Text Block]	Bond Funds 41.5 Domestic Equity Funds 35.2 International Equity Funds 23.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 41.5 Domestic Equity Funds - 35.2 International Equity Funds - 23.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 35.2 Fidelity Series Bond Index Fund 26.6 Fidelity Series Global ex U.S. Index Fund 23.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.6 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 100.0
Fidelity Freedom Index 2030 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2030 Fund
Class Name	Fidelity Freedom® Index 2030 Fund Institutional Premium Class
Trading Symbol	FFEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2030 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 24, 2015 through March 31, 2025. Initial investment of $5,000,000. Institutional Premium Class $5,000,000 $4,785,817 $5,414,084 $6,030,953 $6,321,817 $6,043,767 $8,183,769 $8,393,706 $7,839,356 $8,890,744 $9,423,574 Fidelity Freedom Index 2030 Composite Index℠ $5,000,000 $4,788,996 $5,417,916 $6,037,392 $6,338,865 $6,066,232 $8,224,937 $8,460,928 $7,888,237 $8,965,643 $9,495,808 S&P 500® Index $5,000,000 $4,967,470 $5,820,498 $6,634,891 $7,264,973 $6,758,028 $10,566,289 $12,219,469 $11,275,094 $14,644,221 $15,852,618 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Institutional Premium Class 5.99% 9.29% 6.70% Fidelity Freedom Index 2030 Composite Index℠ 5.91% 9.38% 6.78% S&P 500® Index 8.25% 18.59% 12.53% A From June 24, 2015 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 22,276,385,405
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 16,374,719
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$22,276,385,405
Number of Holdings	6
Total Advisory Fee	$16,374,719
Portfolio Turnover	14%

Holdings [Text Block]	Bond Funds 41.5 Domestic Equity Funds 35.2 International Equity Funds 23.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 41.5 Domestic Equity Funds - 35.2 International Equity Funds - 23.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 35.2 Fidelity Series Bond Index Fund 26.6 Fidelity Series Global ex U.S. Index Fund 23.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.6 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 100.0
Fidelity Freedom Index 2050 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2050 Fund
Class Name	Fidelity Freedom® Index 2050 Fund Investor Class
Trading Symbol	FIPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2050 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Investor Class $10,000 $9,708 $11,147 $12,613 $13,185 $12,005 $17,999 $18,879 $17,531 $21,010 $22,397 Fidelity Freedom Index 2050 Composite Index℠ $10,000 $9,728 $11,177 $12,651 $13,260 $12,095 $18,143 $19,118 $17,714 $21,282 $22,675 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 6.60% 13.28% 8.40% Fidelity Freedom Index 2050 Composite Index℠ 6.55% 13.39% 8.53% S&P 500® Index 8.25% 18.59% 12.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,141,523,508
Holdings Count | shares	5
Advisory Fees Paid, Amount	$ 13,737,175
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$20,141,523,508
Number of Holdings	5
Total Advisory Fee	$13,737,175
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 35.8 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 35.8 Bond Funds - 9.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.3 Fidelity Series Global ex U.S. Index Fund 35.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 1.0 100.0
Fidelity Freedom Index 2045 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2045 Fund
Class Name	Fidelity Freedom® Index 2045 Fund Investor Class
Trading Symbol	FIOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2045 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Investor Class $10,000 $9,712 $11,156 $12,615 $13,193 $12,010 $18,002 $18,881 $17,539 $21,020 $22,402 Fidelity Freedom Index 2045 Composite Index℠ $10,000 $9,728 $11,177 $12,651 $13,260 $12,095 $18,143 $19,118 $17,714 $21,282 $22,675 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 6.58% 13.28% 8.40% Fidelity Freedom Index 2045 Composite Index℠ 6.55% 13.39% 8.53% S&P 500® Index 8.25% 18.59% 12.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,980,633,428
Holdings Count | shares	5
Advisory Fees Paid, Amount	$ 14,374,153
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$20,980,633,428
Number of Holdings	5
Total Advisory Fee	$14,374,153
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 35.8 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 35.8 Bond Funds - 9.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.3 Fidelity Series Global ex U.S. Index Fund 35.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 1.0 100.0
Fidelity Freedom Index 2025 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2025 Fund
Class Name	Fidelity Freedom® Index 2025 Fund Premier II Class
Trading Symbol	FATZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2025 Fund for the period August 22, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 2	0.04%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 22, 2024 through March 31, 2025. Initial investment of $5,000,000,000. Premier II Class $5,000,000,000 $5,059,679,111 Fidelity Freedom Index 2025 Composite Index℠ $5,000,000,000 $5,051,143,810 S&P 500® Index $5,000,000,000 $5,077,848,798 2024 2025
Net Assets	$ 13,994,954,502
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 10,898,228
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$13,994,954,502
Number of Holdings	6
Total Advisory Fee	$10,898,228
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 48.0 Domestic Equity Funds 31.3 International Equity Funds 20.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 48.0 Domestic Equity Funds - 31.3 International Equity Funds - 20.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 31.3 Fidelity Series Bond Index Fund 29.4 Fidelity Series Global ex U.S. Index Fund 20.7 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.8 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.9 100.0
Fidelity Freedom Index 2070 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2070 Fund
Class Name	Fidelity Freedom® Index 2070 Fund Investor Class
Trading Symbol	FRBVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2070 Fund for the period June 28, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class A	$ 9	0.12%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.12%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2025. Initial investment of $10,000. Investor Class $10,000 $10,461 Fidelity Freedom Index 2070 Composite Index℠ $10,000 $10,441 S&P 500® Index $10,000 $10,380 2024 2025
Net Assets	$ 49,873,888
Holdings Count | shares	5
Advisory Fees Paid, Amount	$ 8,824
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$49,873,888
Number of Holdings	5
Total Advisory Fee	$8,824
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 35.8 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 35.8 Bond Funds - 9.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.3 Fidelity Series Global ex U.S. Index Fund 35.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 1.0 100.0
Fidelity Freedom Index 2050 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2050 Fund
Class Name	Fidelity Freedom® Index 2050 Fund Premier II Class
Trading Symbol	FAVQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2050 Fund for the period August 22, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 2	0.04%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 22, 2024 through March 31, 2025. Initial investment of $5,000,000,000. Premier II Class $5,000,000,000 $5,072,642,127 Fidelity Freedom Index 2050 Composite Index℠ $5,000,000,000 $5,055,971,476 S&P 500® Index $5,000,000,000 $5,077,848,798 2024 2025
Net Assets	$ 20,141,523,508
Holdings Count | shares	5
Advisory Fees Paid, Amount	$ 13,737,175
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$20,141,523,508
Number of Holdings	5
Total Advisory Fee	$13,737,175
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 35.8 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 35.8 Bond Funds - 9.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.3 Fidelity Series Global ex U.S. Index Fund 35.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 1.0 100.0
Fidelity Freedom Index 2020 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2020 Fund
Class Name	Fidelity Freedom® Index 2020 Fund Investor Class
Trading Symbol	FPIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2020 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Investor Class $10,000 $9,866 $10,820 $11,764 $12,304 $12,104 $15,326 $15,550 $14,555 $16,071 $17,000 Fidelity Freedom Index 2020 Composite Index℠ $10,000 $9,877 $10,843 $11,802 $12,370 $12,176 $15,453 $15,721 $14,702 $16,276 $17,214 Bloomberg U.S. Aggregate Bond Index $10,000 $10,196 $10,241 $10,364 $10,829 $11,796 $11,880 $11,386 $10,842 $11,026 $11,564 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 5.78% 7.03% 5.45% Fidelity Freedom Index 2020 Composite Index℠ 5.76% 7.17% 5.58% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.46% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,702,986,914
Holdings Count | shares	8
Advisory Fees Paid, Amount	$ 5,494,444
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$6,702,986,914
Number of Holdings	8
Total Advisory Fee	$5,494,444
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 53.7 Domestic Equity Funds 26.3 International Equity Funds 17.4 Short-Term Funds 2.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 53.7 Domestic Equity Funds - 26.3 International Equity Funds - 17.4 Short-Term Funds - 2.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Bond Index Fund 33.4 Fidelity Series Total Market Index Fund 26.3 Fidelity Series Global ex U.S. Index Fund 17.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.0 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 Fidelity Series Treasury Bill Index Fund 2.6 100.0
Fidelity Freedom Index 2040 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2040 Fund
Class Name	Fidelity Freedom® Index 2040 Fund Institutional Premium Class
Trading Symbol	FFIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2040 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

.•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 24, 2015 through March 31, 2025. Initial investment of $5,000,000. Institutional Premium Class $5,000,000 $4,746,953 $5,454,420 $6,174,468 $6,459,038 $5,884,772 $8,820,840 $9,255,024 $8,593,648 $10,224,029 $10,895,251 Fidelity Freedom Index 2040 Composite Index℠ $5,000,000 $4,751,667 $5,459,524 $6,179,499 $6,477,152 $5,908,057 $8,862,422 $9,336,522 $8,647,032 $10,309,842 $10,975,967 S&P 500® Index $5,000,000 $4,967,470 $5,820,498 $6,634,891 $7,264,973 $6,758,028 $10,566,289 $12,219,469 $11,275,094 $14,644,221 $15,852,618 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Institutional Premium Class 6.57% 13.11% 8.29% Fidelity Freedom Index 2040 Composite Index℠ 6.46% 13.19% 8.38% S&P 500® Index 8.25% 18.59% 12.53% A From June 24, 2015 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,680,015,185
Holdings Count | shares	5
Advisory Fees Paid, Amount	$ 16,584,331
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$23,680,015,185
Number of Holdings	5
Total Advisory Fee	$16,584,331
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 49.6 International Equity Funds 32.8 Bond Funds 17.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 49.6 International Equity Funds - 32.8 Bond Funds - 17.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 49.6 Fidelity Series Global ex U.S. Index Fund 32.8 Fidelity Series Bond Index Fund 10.3 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 2.3 100.0
Fidelity Flex Freedom Blend 2015 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2015 Fund
Class Name	Fidelity Flex® Freedom Blend 2015 Fund
Trading Symbol	FILSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2015 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2015 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. An overweight, on average, in long-term U.S. Treasury bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 8, 2017 through March 31, 2025. Initial investment of $10,000. Fidelity Flex® Freedom Blend 2015 Fund $10,000 $10,609 $10,967 $10,757 $13,580 $13,647 $12,892 $14,105 $14,914 Fidelity Freedom 2015 Composite Index℠ $10,000 $10,524 $11,030 $11,014 $13,463 $13,619 $12,849 $14,024 $14,824 Bloomberg U.S. Aggregate Bond Index $10,000 $9,960 $10,406 $11,336 $11,416 $10,942 $10,419 $10,596 $11,113 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Flex® Freedom Blend 2015 Fund 5.73% 6.75% 5.25% Fidelity Freedom 2015 Composite Index℠ 5.70% 6.12% 5.17% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.36% A From June 8, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 08, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,108,092
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$8,108,092
Number of Holdings	34
Total Advisory Fee	$0
Portfolio Turnover	25%

Holdings [Text Block]	Bond Funds 62.4 International Equity Funds 19.0 Domestic Equity Funds 18.4 Short-Term Funds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.4 International Equity Funds - 19.0 Domestic Equity Funds - 18.4 Short-Term Funds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 11.8 Fidelity Series Investment Grade Bond Fund 11.2 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.1 Fidelity Series Corporate Bond Fund 7.3 Fidelity Series Investment Grade Securitized Fund 7.0 Fidelity Series Emerging Markets Opportunities Fund 5.3 Fidelity Series Large Cap Value Index Fund 5.2 Fidelity Series International Developed Markets Bond Index Fund 5.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.4 Fidelity Series Blue Chip Growth Fund 4.3 72.7
Fidelity Freedom Index 2015 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2015 Fund
Class Name	Fidelity Freedom® Index 2015 Fund Premier Class
Trading Symbol	FFYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2015 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 24, 2020 through March 31, 2025. Initial investment of $2,000,000,000. Premier Class $2,000,000,000 $2,239,599,040 $2,260,173,101 $2,134,323,470 $2,326,250,334 $2,461,644,353 Fidelity Freedom Index 2015 Composite Index℠ $2,000,000,000 $2,240,328,599 $2,266,284,020 $2,138,123,847 $2,333,690,107 $2,466,775,311 Bloomberg U.S. Aggregate Bond Index $2,000,000,000 $1,961,896,920 $1,880,437,250 $1,790,490,276 $1,820,891,361 $1,909,743,644 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier Class 5.82% 4.45% Fidelity Freedom Index 2015 Composite Index℠ 5.70% 4.50% Bloomberg U.S. Aggregate Bond Index 4.88% -0.96% A From June 24, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 24, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,926,973,408
Holdings Count | shares	8
Advisory Fees Paid, Amount	$ 1,595,575
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,926,973,408
Number of Holdings	8
Total Advisory Fee	$1,595,575
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 60.1 Domestic Equity Funds 20.7 International Equity Funds 13.7 Short-Term Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 60.1 Domestic Equity Funds - 20.7 International Equity Funds - 13.7 Short-Term Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Bond Index Fund 36.9 Fidelity Series Total Market Index Fund 20.7 Fidelity Series Global ex U.S. Index Fund 13.7 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.4 Fidelity Series Treasury Bill Index Fund 5.5 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.4 Fidelity Series Long-Term Treasury Bond Index Fund 3.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The class's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The class's contractual management fee was reduced during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Flex Freedom Blend 2040 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2040 Fund
Class Name	Fidelity Flex® Freedom Blend 2040 Fund
Trading Symbol	FCLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2040 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2040 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. An overweight, on average, in long-term U.S. Treasury bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 8, 2017 through March 31, 2025. Initial investment of $10,000. Fidelity Flex® Freedom Blend 2040 Fund $10,000 $10,989 $11,271 $10,114 $15,831 $16,450 $15,370 $18,522 $19,628 Fidelity Freedom 2040 Composite Index℠ $10,000 $10,910 $11,449 $10,443 $15,666 $16,504 $15,285 $18,224 $19,402 S&P 500® Index $10,000 $11,022 $12,068 $11,226 $17,552 $20,299 $18,730 $24,326 $26,334 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Flex® Freedom Blend 2040 Fund 5.97% 14.18% 9.01% Fidelity Freedom 2040 Composite Index℠ 6.46% 13.19% 8.85% S&P 500® Index 8.25% 18.59% 13.19% A From June 8, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 08, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 66,246,323
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$66,246,323
Number of Holdings	30
Total Advisory Fee	$0
Portfolio Turnover	44%

Holdings [Text Block]	Domestic Equity Funds 47.2 International Equity Funds 38.3 Bond Funds 14.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 47.2 International Equity Funds - 38.3 Bond Funds - 14.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 13.4 Fidelity Series Blue Chip Growth Fund 10.9 Fidelity Series Emerging Markets Opportunities Fund 9.7 Fidelity Series Long-Term Treasury Bond Index Fund 7.9 Fidelity Series Large Cap Growth Index Fund 7.0 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.5 Fidelity Series International Value Fund 6.5 Fidelity Series Large Cap Stock Fund 6.5 Fidelity Series Value Discovery Fund 4.8 79.8
Fidelity Freedom Index 2045 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2045 Fund
Class Name	Fidelity Freedom® Index 2045 Fund Institutional Premium Class
Trading Symbol	FFOLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2045 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 24, 2015 through March 31, 2025. Initial investment of $5,000,000. Institutional Premium Class $5,000,000 $4,746,061 $5,454,932 $6,174,724 $6,457,394 $5,884,207 $8,819,916 $9,256,753 $8,599,109 $10,310,036 $10,996,524 Fidelity Freedom Index 2045 Composite Index℠ $5,000,000 $4,751,667 $5,459,524 $6,179,499 $6,477,152 $5,908,057 $8,862,422 $9,338,439 $8,652,539 $10,395,314 $11,076,086 S&P 500® Index $5,000,000 $4,967,470 $5,820,498 $6,634,891 $7,264,973 $6,758,028 $10,566,289 $12,219,469 $11,275,094 $14,644,221 $15,852,618 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Institutional Premium Class 6.66% 13.32% 8.40% Fidelity Freedom Index 2045 Composite Index℠ 6.55% 13.39% 8.48% S&P 500® Index 8.25% 18.59% 12.53% A From June 24, 2015 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,980,633,428
Holdings Count | shares	5
Advisory Fees Paid, Amount	$ 14,374,153
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$20,980,633,428
Number of Holdings	5
Total Advisory Fee	$14,374,153
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 35.8 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 35.8 Bond Funds - 9.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.3 Fidelity Series Global ex U.S. Index Fund 35.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 1.0 100.0
Fidelity Freedom Index 2050 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2050 Fund
Class Name	Fidelity Freedom® Index 2050 Fund Premier Class
Trading Symbol	FRLPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2050 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 24, 2020 through March 31, 2025. Initial investment of $2,000,000,000. Premier Class $2,000,000,000 $2,570,598,052 $2,697,791,321 $2,506,619,120 $3,006,497,215 $3,207,102,829 Fidelity Freedom Index 2050 Composite Index℠ $2,000,000,000 $2,564,930,037 $2,702,697,201 $2,504,186,394 $3,008,574,171 $3,205,600,618 S&P 500® Index $2,000,000,000 $2,637,300,930 $3,049,927,469 $2,814,215,574 $3,655,135,424 $3,956,745,967 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier Class 6.67% 10.41% Fidelity Freedom Index 2050 Composite Index℠ 6.55% 10.40% S&P 500® Index 8.25% 15.38% A From June 24, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 24, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,141,523,508
Holdings Count | shares	5
Advisory Fees Paid, Amount	$ 13,737,175
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$20,141,523,508
Number of Holdings	5
Total Advisory Fee	$13,737,175
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 35.8 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 35.8 Bond Funds - 9.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.3 Fidelity Series Global ex U.S. Index Fund 35.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 1.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The class's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The class's contractual management fee was reduced during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Flex Freedom Blend 2020 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2020 Fund
Class Name	Fidelity Flex® Freedom Blend 2020 Fund
Trading Symbol	FULSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2020 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2020 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. An overweight, on average, in long-term U.S. Treasury bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 8, 2017 through March 31, 2025. Initial investment of $10,000. Fidelity Flex® Freedom Blend 2020 Fund $10,000 $10,672 $11,022 $10,666 $14,008 $14,145 $13,265 $14,743 $15,580 Fidelity Freedom 2020 Composite Index℠ $10,000 $10,586 $11,106 $10,931 $13,873 $14,114 $13,199 $14,612 $15,454 Bloomberg U.S. Aggregate Bond Index $10,000 $9,960 $10,406 $11,336 $11,416 $10,942 $10,419 $10,596 $11,113 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Flex® Freedom Blend 2020 Fund 5.68% 7.87% 5.84% Fidelity Freedom 2020 Composite Index℠ 5.76% 7.17% 5.73% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.36% A From June 8, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 08, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 28,259,843
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$28,259,843
Number of Holdings	33
Total Advisory Fee	$0
Portfolio Turnover	28%

Holdings [Text Block]	Bond Funds 53.4 Domestic Equity Funds 23.9 International Equity Funds 22.6 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 53.4 Domestic Equity Funds - 23.9 International Equity Funds - 22.6 Short-Term Funds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.9 Fidelity Series Investment Grade Bond Fund 9.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.1 Fidelity Series Large Cap Value Index Fund 6.8 Fidelity Series Emerging Markets Opportunities Fund 6.2 Fidelity Series Corporate Bond Fund 6.1 Fidelity Series Investment Grade Securitized Fund 5.9 Fidelity Series Blue Chip Growth Fund 5.5 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.5 67.4
Fidelity Freedom Index 2045 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2045 Fund
Class Name	Fidelity Freedom® Index 2045 Fund Premier Class
Trading Symbol	FQIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2045 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 24, 2020 through March 31, 2025. Initial investment of $2,000,000,000. Premier Class $2,000,000,000 $2,570,322,474 $2,696,910,965 $2,506,886,552 $3,005,131,673 $3,206,138,060 Fidelity Freedom Index 2045 Composite Index℠ $2,000,000,000 $2,564,930,037 $2,702,697,201 $2,504,186,394 $3,008,574,171 $3,205,600,618 S&P 500® Index $2,000,000,000 $2,637,300,930 $3,049,927,469 $2,814,215,574 $3,655,135,424 $3,956,745,967 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier Class 6.69% 10.40% Fidelity Freedom Index 2045 Composite Index℠ 6.55% 10.40% S&P 500® Index 8.25% 15.38% A From June 24, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 24, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,980,633,428
Holdings Count | shares	5
Advisory Fees Paid, Amount	$ 14,374,153
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$20,980,633,428
Number of Holdings	5
Total Advisory Fee	$14,374,153
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 35.8 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 35.8 Bond Funds - 9.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.3 Fidelity Series Global ex U.S. Index Fund 35.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 1.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The class's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The class's contractual management fee was reduced during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2070 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2070 Fund
Class Name	Fidelity Freedom® Index 2070 Fund Premier II Class
Trading Symbol	FAVWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2070 Fund for the period August 22, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 2	0.04%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 22, 2024 through March 31, 2025. Initial investment of $5,000,000,000. Premier II Class $5,000,000,000 $5,069,015,444 Fidelity Freedom Index 2070 Composite Index℠ $5,000,000,000 $5,055,971,476 S&P 500® Index $5,000,000,000 $5,077,848,798 2024 2025
Net Assets	$ 49,873,888
Holdings Count | shares	5
Advisory Fees Paid, Amount	$ 8,824
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$49,873,888
Number of Holdings	5
Total Advisory Fee	$8,824
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 35.8 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 35.8 Bond Funds - 9.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.3 Fidelity Series Global ex U.S. Index Fund 35.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 1.0 100.0
Fidelity Freedom Index 2010 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2010 Fund
Class Name	Fidelity Freedom® Index 2010 Fund Premier Class
Trading Symbol	FCYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2010 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 24, 2020 through March 31, 2025. Initial investment of $2,000,000,000. Premier Class $2,000,000,000 $2,181,263,394 $2,189,435,914 $2,084,500,431 $2,239,051,130 $2,366,539,244 Fidelity Freedom Index 2010 Composite Index℠ $2,000,000,000 $2,182,342,947 $2,194,669,131 $2,088,181,925 $2,246,718,486 $2,373,369,726 Bloomberg U.S. Aggregate Bond Index $2,000,000,000 $1,961,896,920 $1,880,437,250 $1,790,490,276 $1,820,891,361 $1,909,743,644 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier Class 5.69% 3.59% Fidelity Freedom Index 2010 Composite Index℠ 5.64% 3.65% Bloomberg U.S. Aggregate Bond Index 4.88% -0.96% A From June 24, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 24, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 715,752,160
Holdings Count | shares	8
Advisory Fees Paid, Amount	$ 601,571
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$715,752,160
Number of Holdings	8
Total Advisory Fee	$601,571
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 66.4 Domestic Equity Funds 15.2 International Equity Funds 10.1 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 66.4 Domestic Equity Funds - 15.2 International Equity Funds - 10.1 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Bond Index Fund 40.5 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.0 Fidelity Series Total Market Index Fund 15.2 Fidelity Series Global ex U.S. Index Fund 10.1 Fidelity Series Treasury Bill Index Fund 8.3 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.8 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The class's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The class's contractual management fee was reduced during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2020 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2020 Fund
Class Name	Fidelity Freedom® Index 2020 Fund Institutional Premium Class
Trading Symbol	FIWTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2020 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 24, 2015 through March 31, 2025. Initial investment of $5,000,000. Institutional Premium Class $5,000,000 $4,878,953 $5,354,884 $5,824,460 $6,095,268 $5,999,439 $7,598,626 $7,707,700 $7,216,959 $7,978,500 $8,438,347 Fidelity Freedom Index 2020 Composite Index℠ $5,000,000 $4,881,305 $5,358,776 $5,832,425 $6,113,486 $6,017,251 $7,637,066 $7,769,695 $7,265,719 $8,043,812 $8,507,175 Bloomberg U.S. Aggregate Bond Index $5,000,000 $5,192,697 $5,215,571 $5,278,300 $5,514,810 $6,007,488 $6,050,158 $5,798,950 $5,521,569 $5,615,321 $5,889,326 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Institutional Premium Class 5.76% 7.06% 5.50% Fidelity Freedom Index 2020 Composite Index℠ 5.76% 7.17% 5.59% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.69% A From June 24, 2015 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,702,986,914
Holdings Count | shares	8
Advisory Fees Paid, Amount	$ 5,494,444
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$6,702,986,914
Number of Holdings	8
Total Advisory Fee	$5,494,444
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 53.7 Domestic Equity Funds 26.3 International Equity Funds 17.4 Short-Term Funds 2.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 53.7 Domestic Equity Funds - 26.3 International Equity Funds - 17.4 Short-Term Funds - 2.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Bond Index Fund 33.4 Fidelity Series Total Market Index Fund 26.3 Fidelity Series Global ex U.S. Index Fund 17.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.0 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 Fidelity Series Treasury Bill Index Fund 2.6 100.0
Fidelity Freedom Index Income Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index Income Fund
Class Name	Fidelity Freedom® Index Income Fund Investor Class
Trading Symbol	FIKFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index Income Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Investor Class $10,000 $10,010 $10,412 $10,831 $11,273 $11,706 $12,844 $12,780 $12,281 $13,015 $13,732 Fidelity Freedom Index Income Composite Index℠ $10,000 $10,017 $10,431 $10,867 $11,329 $11,773 $12,951 $12,913 $12,420 $13,183 $13,913 Bloomberg U.S. Aggregate Bond Index $10,000 $10,196 $10,241 $10,364 $10,829 $11,796 $11,880 $11,386 $10,842 $11,026 $11,564 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 5.51% 3.24% 3.22% Fidelity Freedom Index Income Composite Index℠ 5.54% 3.40% 3.36% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.46% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,694,169,632
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 1,195,611
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,694,169,632
Number of Holdings	7
Total Advisory Fee	$1,195,611
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 70.9 Domestic Equity Funds 11.5 Short-Term Funds 10.0 International Equity Funds 7.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 70.9 Domestic Equity Funds - 11.5 Short-Term Funds - 10.0 International Equity Funds - 7.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Bond Index Fund 43.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 19.9 Fidelity Series Total Market Index Fund 11.5 Fidelity Series Treasury Bill Index Fund 10.0 Fidelity Series Global ex U.S. Index Fund 7.6 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Freedom® Index 2005 Fund merged into Fidelity Freedom® Index Income Fund on June 14, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2065 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2065 Fund
Class Name	Fidelity Freedom® Index 2065 Fund Premier II Class
Trading Symbol	FAVVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2065 Fund for the period August 22, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 2	0.04%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 22, 2024 through March 31, 2025. Initial investment of $5,000,000,000. Premier II Class $5,000,000,000 $5,072,782,556 Fidelity Freedom Index 2065 Composite Index℠ $5,000,000,000 $5,055,971,476 S&P 500® Index $5,000,000,000 $5,077,848,798 2024 2025
Net Assets	$ 2,824,283,726
Holdings Count | shares	5
Advisory Fees Paid, Amount	$ 1,688,737
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,824,283,726
Number of Holdings	5
Total Advisory Fee	$1,688,737
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 35.8 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 35.8 Bond Funds - 9.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.3 Fidelity Series Global ex U.S. Index Fund 35.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 1.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 22, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 22, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index Income Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index Income Fund
Class Name	Fidelity Freedom® Index Income Fund Premier Class
Trading Symbol	FAPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index Income Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 24, 2020 through March 31, 2025. Initial investment of $2,000,000,000. Premier Class $2,000,000,000 $2,091,843,329 $2,083,390,998 $2,004,697,552 $2,124,065,237 $2,242,912,626 Fidelity Freedom Index Income Composite Index℠ $2,000,000,000 $2,095,171,776 $2,089,038,150 $2,009,321,989 $2,132,760,115 $2,250,880,790 Bloomberg U.S. Aggregate Bond Index $2,000,000,000 $1,961,896,920 $1,880,437,250 $1,790,490,276 $1,820,891,361 $1,909,743,644 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier Class 5.60% 2.43% Fidelity Freedom Index Income Composite Index℠ 5.54% 2.51% Bloomberg U.S. Aggregate Bond Index 4.88% -0.96% A From June 24, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 24, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,694,169,632
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 1,195,611
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,694,169,632
Number of Holdings	7
Total Advisory Fee	$1,195,611
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 70.9 Domestic Equity Funds 11.5 Short-Term Funds 10.0 International Equity Funds 7.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 70.9 Domestic Equity Funds - 11.5 Short-Term Funds - 10.0 International Equity Funds - 7.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Bond Index Fund 43.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 19.9 Fidelity Series Total Market Index Fund 11.5 Fidelity Series Treasury Bill Index Fund 10.0 Fidelity Series Global ex U.S. Index Fund 7.6 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The class's contractual management fee was reduced during the reporting period.
Fidelity Freedom® Index 2005 Fund merged into Fidelity Freedom® Index Income Fund on June 14, 2024.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The class's contractual management fee was reduced during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2030 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2030 Fund
Class Name	Fidelity Freedom® Index 2030 Fund Premier Class
Trading Symbol	FMKPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2030 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 24, 2020 through March 31, 2025. Initial investment of $2,000,000,000. Premier Class $2,000,000,000 $2,395,521,257 $2,456,446,567 $2,294,660,552 $2,603,270,947 $2,760,173,624 Fidelity Freedom Index 2030 Composite Index℠ $2,000,000,000 $2,393,696,189 $2,462,376,612 $2,295,706,894 $2,609,263,392 $2,763,556,732 S&P 500® Index $2,000,000,000 $2,637,300,930 $3,049,927,469 $2,814,215,574 $3,655,135,424 $3,956,745,967 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier Class 6.03% 6.99% Fidelity Freedom Index 2030 Composite Index℠ 5.91% 7.01% S&P 500® Index 8.25% 15.38% A From June 24, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 24, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 22,276,385,405
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 16,374,719
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$22,276,385,405
Number of Holdings	6
Total Advisory Fee	$16,374,719
Portfolio Turnover	14%

Holdings [Text Block]	Bond Funds 41.5 Domestic Equity Funds 35.2 International Equity Funds 23.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 41.5 Domestic Equity Funds - 35.2 International Equity Funds - 23.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 35.2 Fidelity Series Bond Index Fund 26.6 Fidelity Series Global ex U.S. Index Fund 23.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.6 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The class's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The class's contractual management fee was reduced during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2060 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2060 Fund
Class Name	Fidelity Freedom® Index 2060 Fund Premier II Class
Trading Symbol	FAVUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2060 Fund for the period August 22, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 2	0.04%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 22, 2024 through March 31, 2025. Initial investment of $5,000,000,000. Premier II Class $5,000,000,000 $5,071,383,824 Fidelity Freedom Index 2060 Composite Index℠ $5,000,000,000 $5,055,971,476 S&P 500® Index $5,000,000,000 $5,077,848,798 2024 2025
Net Assets	$ 8,623,848,580
Holdings Count | shares	5
Advisory Fees Paid, Amount	$ 5,700,606
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$8,623,848,580
Number of Holdings	5
Total Advisory Fee	$5,700,606
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 35.8 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 35.8 Bond Funds - 9.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.3 Fidelity Series Global ex U.S. Index Fund 35.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 1.0 100.0
Fidelity Freedom Index 2040 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2040 Fund
Class Name	Fidelity Freedom® Index 2040 Fund Premier II Class
Trading Symbol	FAVOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2040 Fund for the period August 22, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 2	0.04%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

.•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 22, 2024 through March 31, 2025. Initial investment of $5,000,000,000. Premier II Class $5,000,000,000 $5,072,162,960 Fidelity Freedom Index 2040 Composite Index℠ $5,000,000,000 $5,056,580,824 S&P 500® Index $5,000,000,000 $5,077,848,798 2024 2025
Net Assets	$ 23,680,015,185
Holdings Count | shares	5
Advisory Fees Paid, Amount	$ 16,584,331
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$23,680,015,185
Number of Holdings	5
Total Advisory Fee	$16,584,331
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 49.6 International Equity Funds 32.8 Bond Funds 17.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 49.6 International Equity Funds - 32.8 Bond Funds - 17.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 49.6 Fidelity Series Global ex U.S. Index Fund 32.8 Fidelity Series Bond Index Fund 10.3 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 2.3 100.0
Fidelity Freedom Index 2050 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2050 Fund
Class Name	Fidelity Freedom® Index 2050 Fund Institutional Premium Class
Trading Symbol	FFOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2050 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 24, 2015 through March 31, 2025. Initial investment of $5,000,000. Institutional Premium Class $5,000,000 $4,748,136 $5,454,717 $6,174,776 $6,458,022 $5,882,506 $8,821,666 $9,256,288 $8,598,589 $10,311,034 $10,996,016 Fidelity Freedom Index 2050 Composite Index℠ $5,000,000 $4,751,667 $5,459,524 $6,179,499 $6,477,152 $5,908,057 $8,862,422 $9,338,439 $8,652,539 $10,395,314 $11,076,086 S&P 500® Index $5,000,000 $4,967,470 $5,820,498 $6,634,891 $7,264,973 $6,758,028 $10,566,289 $12,219,469 $11,275,094 $14,644,221 $15,852,618 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Institutional Premium Class 6.64% 13.33% 8.40% Fidelity Freedom Index 2050 Composite Index℠ 6.55% 13.39% 8.48% S&P 500® Index 8.25% 18.59% 12.53% A From June 24, 2015 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,141,523,508
Holdings Count | shares	5
Advisory Fees Paid, Amount	$ 13,737,175
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$20,141,523,508
Number of Holdings	5
Total Advisory Fee	$13,737,175
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 35.8 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 35.8 Bond Funds - 9.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.3 Fidelity Series Global ex U.S. Index Fund 35.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 1.0 100.0
Fidelity Freedom Index 2035 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2035 Fund
Class Name	Fidelity Freedom® Index 2035 Fund Premier Class
Trading Symbol	FNIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2035 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 24, 2020 through March 31, 2025. Initial investment of $2,000,000,000. Premier Class $2,000,000,000 $2,501,127,749 $2,596,101,749 $2,418,349,910 $2,808,088,492 $2,983,580,328 Fidelity Freedom Index 2035 Composite Index℠ $2,000,000,000 $2,496,975,851 $2,602,077,379 $2,417,372,699 $2,812,246,489 $2,985,413,855 S&P 500® Index $2,000,000,000 $2,637,300,930 $3,049,927,469 $2,814,215,574 $3,655,135,424 $3,956,745,967 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier Class 6.25% 8.75% Fidelity Freedom Index 2035 Composite Index℠ 6.16% 8.76% S&P 500® Index 8.25% 15.38% A From June 24, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 24, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,218,218,191
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 16,510,342
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$23,218,218,191
Number of Holdings	6
Total Advisory Fee	$16,510,342
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 40.8 Bond Funds 32.3 International Equity Funds 26.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 40.8 Bond Funds - 32.3 International Equity Funds - 26.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 40.8 Fidelity Series Global ex U.S. Index Fund 26.9 Fidelity Series Bond Index Fund 21.7 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 Fidelity Series International Developed Markets Bond Index Fund 4.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The class's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The class's contractual management fee was reduced during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2010 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2010 Fund
Class Name	Fidelity Freedom® Index 2010 Fund Premier II Class
Trading Symbol	FATUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2010 Fund for the period August 22, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 2	0.04%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 22, 2024 through March 31, 2025. Initial investment of $5,000,000,000. Premier II Class $5,000,000,000 $5,081,393,900 Fidelity Freedom Index 2010 Composite Index℠ $5,000,000,000 $5,079,680,557 Bloomberg U.S. Aggregate Bond Index $5,000,000,000 $5,042,673,521 2024 2025
Net Assets	$ 715,752,160
Holdings Count | shares	8
Advisory Fees Paid, Amount	$ 601,571
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$715,752,160
Number of Holdings	8
Total Advisory Fee	$601,571
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 66.4 Domestic Equity Funds 15.2 International Equity Funds 10.1 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 66.4 Domestic Equity Funds - 15.2 International Equity Funds - 10.1 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Bond Index Fund 40.5 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.0 Fidelity Series Total Market Index Fund 15.2 Fidelity Series Global ex U.S. Index Fund 10.1 Fidelity Series Treasury Bill Index Fund 8.3 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.8 100.0
Fidelity Freedom Index 2055 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2055 Fund
Class Name	Fidelity Freedom® Index 2055 Fund Investor Class
Trading Symbol	FDEWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2055 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Investor Class $10,000 $9,704 $11,150 $12,610 $13,185 $12,006 $17,995 $18,873 $17,531 $21,007 $22,399 Fidelity Freedom Index 2055 Composite Index℠ $10,000 $9,728 $11,177 $12,651 $13,260 $12,095 $18,143 $19,118 $17,714 $21,282 $22,675 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 6.63% 13.28% 8.40% Fidelity Freedom Index 2055 Composite Index℠ 6.55% 13.39% 8.53% S&P 500® Index 8.25% 18.59% 12.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,977,278,085
Holdings Count | shares	5
Advisory Fees Paid, Amount	$ 10,137,869
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$14,977,278,085
Number of Holdings	5
Total Advisory Fee	$10,137,869
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 35.8 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 35.8 Bond Funds - 9.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.3 Fidelity Series Global ex U.S. Index Fund 35.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 1.0 100.0
Fidelity Flex Freedom Blend 2060 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2060 Fund
Class Name	Fidelity Flex® Freedom Blend 2060 Fund
Trading Symbol	FWLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2060 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2060 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. An overweight, on average, in long-term U.S. Treasury bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 8, 2017 through March 31, 2025. Initial investment of $10,000. Fidelity Flex® Freedom Blend 2060 Fund $10,000 $10,989 $11,269 $10,115 $15,838 $16,447 $15,373 $18,675 $19,774 Fidelity Freedom 2060 Composite Index℠ $10,000 $10,910 $11,449 $10,443 $15,666 $16,507 $15,295 $18,375 $19,579 S&P 500® Index $10,000 $11,022 $12,068 $11,226 $17,552 $20,299 $18,730 $24,326 $26,334 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Flex® Freedom Blend 2060 Fund 5.88% 14.35% 9.11% Fidelity Freedom 2060 Composite Index℠ 6.55% 13.39% 8.98% S&P 500® Index 8.25% 18.59% 13.19% A From June 8, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 08, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,777,148
Holdings Count | shares	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$20,777,148
Number of Holdings	23
Total Advisory Fee	$0
Portfolio Turnover	41%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.6 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.4 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Growth Fund 7.2 Fidelity Series Overseas Fund 7.1 Fidelity Series International Value Fund 7.1 Fidelity Series Large Cap Stock Fund 7.1 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Value Discovery Fund 5.3 85.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2040 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2040 Fund
Class Name	Fidelity Freedom® Index 2040 Fund Investor Class
Trading Symbol	FBIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2040 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

.•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Investor Class $10,000 $9,709 $11,155 $12,615 $13,190 $12,012 $18,001 $18,883 $17,528 $20,842 $22,202 Fidelity Freedom Index 2040 Composite Index℠ $10,000 $9,728 $11,177 $12,651 $13,260 $12,095 $18,143 $19,114 $17,702 $21,107 $22,470 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 6.53% 13.07% 8.30% Fidelity Freedom Index 2040 Composite Index℠ 6.46% 13.19% 8.43% S&P 500® Index 8.25% 18.59% 12.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,680,015,185
Holdings Count | shares	5
Advisory Fees Paid, Amount	$ 16,584,331
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$23,680,015,185
Number of Holdings	5
Total Advisory Fee	$16,584,331
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 49.6 International Equity Funds 32.8 Bond Funds 17.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 49.6 International Equity Funds - 32.8 Bond Funds - 17.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 49.6 Fidelity Series Global ex U.S. Index Fund 32.8 Fidelity Series Bond Index Fund 10.3 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 2.3 100.0
Fidelity Freedom Index 2065 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2065 Fund
Class Name	Fidelity Freedom® Index 2065 Fund Premier Class
Trading Symbol	FVIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2065 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 24, 2020 through March 31, 2025. Initial investment of $2,000,000,000. Premier Class $2,000,000,000 $2,569,456,607 $2,696,985,204 $2,506,542,000 $3,004,021,796 $3,204,848,996 Fidelity Freedom Index 2065 Composite Index℠ $2,000,000,000 $2,564,930,037 $2,702,697,201 $2,504,186,394 $3,008,574,171 $3,205,600,618 S&P 500® Index $2,000,000,000 $2,637,300,930 $3,049,927,469 $2,814,215,574 $3,655,135,424 $3,956,745,967 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier Class 6.69% 10.39% Fidelity Freedom Index 2065 Composite Index℠ 6.55% 10.40% S&P 500® Index 8.25% 15.38% A From June 24, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 24, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,824,283,726
Holdings Count | shares	5
Advisory Fees Paid, Amount	$ 1,688,737
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,824,283,726
Number of Holdings	5
Total Advisory Fee	$1,688,737
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 35.8 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 35.8 Bond Funds - 9.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.3 Fidelity Series Global ex U.S. Index Fund 35.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 1.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

The class's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

The class's contractual management fee was reduced during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2060 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2060 Fund
Class Name	Fidelity Freedom® Index 2060 Fund Institutional Premium Class
Trading Symbol	FFLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2060 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 24, 2015 through March 31, 2025. Initial investment of $5,000,000. Institutional Premium Class $5,000,000 $4,747,680 $5,456,670 $6,172,467 $6,459,830 $5,882,856 $8,819,541 $9,257,323 $8,601,533 $10,307,278 $10,998,009 Fidelity Freedom Index 2060 Composite Index℠ $5,000,000 $4,751,667 $5,459,524 $6,179,499 $6,477,152 $5,908,057 $8,862,422 $9,338,439 $8,652,539 $10,395,314 $11,076,086 S&P 500® Index $5,000,000 $4,967,470 $5,820,498 $6,634,891 $7,264,973 $6,758,028 $10,566,289 $12,219,469 $11,275,094 $14,644,221 $15,852,618 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Institutional Premium Class 6.70% 13.33% 8.40% Fidelity Freedom Index 2060 Composite Index℠ 6.55% 13.39% 8.48% S&P 500® Index 8.25% 18.59% 12.53% A From June 24, 2015 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,623,848,580
Holdings Count | shares	5
Advisory Fees Paid, Amount	$ 5,700,606
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$8,623,848,580
Number of Holdings	5
Total Advisory Fee	$5,700,606
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 35.8 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 35.8 Bond Funds - 9.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.3 Fidelity Series Global ex U.S. Index Fund 35.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 1.0 100.0
Fidelity Freedom Index 2065 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2065 Fund
Class Name	Fidelity Freedom® Index 2065 Fund Investor Class
Trading Symbol	FFIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2065 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2019 through March 31, 2025. Initial investment of $10,000. Investor Class $10,000 $8,776 $13,153 $13,794 $12,812 $15,358 $16,363 Fidelity Freedom Index 2065 Composite Index℠ $10,000 $8,783 $13,174 $13,882 $12,862 $15,453 $16,465 S&P 500® Index $10,000 $8,918 $13,944 $16,126 $14,879 $19,326 $20,920 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Investor Class 6.54% 13.27% 8.94% Fidelity Freedom Index 2065 Composite Index℠ 6.55% 13.39% 9.06% S&P 500® Index 8.25% 18.59% 13.70% A From June 28, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,824,283,726
Holdings Count | shares	5
Advisory Fees Paid, Amount	$ 1,688,737
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,824,283,726
Number of Holdings	5
Total Advisory Fee	$1,688,737
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 35.8 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 35.8 Bond Funds - 9.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.3 Fidelity Series Global ex U.S. Index Fund 35.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 1.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2070 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2070 Fund
Class Name	Fidelity Freedom® Index 2070 Fund Premier Class
Trading Symbol	FRBWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2070 Fund for the period June 28, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class A	$ 4	0.05%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.05%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2025. Initial investment of $2,000,000,000. Premier Class $2,000,000,000 $2,092,688,803 Fidelity Freedom Index 2070 Composite Index℠ $2,000,000,000 $2,088,293,194 S&P 500® Index $2,000,000,000 $2,076,098,185 2024 2025
Net Assets	$ 49,873,888
Holdings Count | shares	5
Advisory Fees Paid, Amount	$ 8,824
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$49,873,888
Number of Holdings	5
Total Advisory Fee	$8,824
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 35.8 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 35.8 Bond Funds - 9.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.3 Fidelity Series Global ex U.S. Index Fund 35.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 1.0 100.0
Fidelity Freedom Index 2010 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2010 Fund
Class Name	Fidelity Freedom® Index 2010 Fund Investor Class
Trading Symbol	FKIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2010 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Investor Class $10,000 $9,928 $10,647 $11,352 $11,855 $12,014 $14,062 $14,108 $13,421 $14,417 $15,226 Fidelity Freedom Index 2010 Composite Index℠ $10,000 $9,935 $10,668 $11,389 $11,911 $12,079 $14,177 $14,257 $13,565 $14,595 $15,418 Bloomberg U.S. Aggregate Bond Index $10,000 $10,196 $10,241 $10,364 $10,829 $11,796 $11,880 $11,386 $10,842 $11,026 $11,564 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 5.61% 4.85% 4.29% Fidelity Freedom Index 2010 Composite Index℠ 5.64% 5.00% 4.42% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.46% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 715,752,160
Holdings Count | shares	8
Advisory Fees Paid, Amount	$ 601,571
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$715,752,160
Number of Holdings	8
Total Advisory Fee	$601,571
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 66.4 Domestic Equity Funds 15.2 International Equity Funds 10.1 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 66.4 Domestic Equity Funds - 15.2 International Equity Funds - 10.1 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Bond Index Fund 40.5 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.0 Fidelity Series Total Market Index Fund 15.2 Fidelity Series Global ex U.S. Index Fund 10.1 Fidelity Series Treasury Bill Index Fund 8.3 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.8 100.0
Fidelity Freedom Index 2015 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2015 Fund
Class Name	Fidelity Freedom® Index 2015 Fund Investor Class
Trading Symbol	FLIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2015 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Investor Class $10,000 $9,890 $10,751 $11,592 $12,120 $12,099 $14,751 $14,879 $14,042 $15,293 $16,171 Fidelity Freedom Index 2015 Composite Index℠ $10,000 $9,902 $10,775 $11,635 $12,185 $12,167 $14,873 $15,045 $14,194 $15,492 $16,376 Bloomberg U.S. Aggregate Bond Index $10,000 $10,196 $10,241 $10,364 $10,829 $11,796 $11,880 $11,386 $10,842 $11,026 $11,564 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 5.74% 5.97% 4.92% Fidelity Freedom Index 2015 Composite Index℠ 5.70% 6.12% 5.06% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.46% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,926,973,408
Holdings Count | shares	8
Advisory Fees Paid, Amount	$ 1,595,575
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,926,973,408
Number of Holdings	8
Total Advisory Fee	$1,595,575
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 60.1 Domestic Equity Funds 20.7 International Equity Funds 13.7 Short-Term Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 60.1 Domestic Equity Funds - 20.7 International Equity Funds - 13.7 Short-Term Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Bond Index Fund 36.9 Fidelity Series Total Market Index Fund 20.7 Fidelity Series Global ex U.S. Index Fund 13.7 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.4 Fidelity Series Treasury Bill Index Fund 5.5 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.4 Fidelity Series Long-Term Treasury Bond Index Fund 3.4 100.0
Fidelity Freedom Index 2020 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2020 Fund
Class Name	Fidelity Freedom® Index 2020 Fund Premier II Class
Trading Symbol	FATYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2020 Fund for the period August 22, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 2	0.04%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 22, 2024 through March 31, 2025. Initial investment of $5,000,000,000. Premier II Class $5,000,000,000 $5,066,628,375 Fidelity Freedom Index 2020 Composite Index℠ $5,000,000,000 $5,059,830,965 Bloomberg U.S. Aggregate Bond Index $5,000,000,000 $5,042,673,521 2024 2025
Net Assets	$ 6,702,986,914
Holdings Count | shares	8
Advisory Fees Paid, Amount	$ 5,494,444
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$6,702,986,914
Number of Holdings	8
Total Advisory Fee	$5,494,444
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 53.7 Domestic Equity Funds 26.3 International Equity Funds 17.4 Short-Term Funds 2.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 53.7 Domestic Equity Funds - 26.3 International Equity Funds - 17.4 Short-Term Funds - 2.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Bond Index Fund 33.4 Fidelity Series Total Market Index Fund 26.3 Fidelity Series Global ex U.S. Index Fund 17.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.0 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 Fidelity Series Treasury Bill Index Fund 2.6 100.0
Fidelity Freedom Index 2060 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2060 Fund
Class Name	Fidelity Freedom® Index 2060 Fund Premier Class
Trading Symbol	FUIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2060 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 24, 2020 through March 31, 2025. Initial investment of $2,000,000,000. Premier Class $2,000,000,000 $2,570,441,371 $2,696,617,493 $2,506,116,704 $3,005,402,730 $3,205,830,164 Fidelity Freedom Index 2060 Composite Index℠ $2,000,000,000 $2,564,930,037 $2,702,697,201 $2,504,186,394 $3,008,574,171 $3,205,600,618 S&P 500® Index $2,000,000,000 $2,637,300,930 $3,049,927,469 $2,814,215,574 $3,655,135,424 $3,956,745,967 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier Class 6.67% 10.40% Fidelity Freedom Index 2060 Composite Index℠ 6.55% 10.40% S&P 500® Index 8.25% 15.38% A From June 24, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 24, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,623,848,580
Holdings Count | shares	5
Advisory Fees Paid, Amount	$ 5,700,606
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$8,623,848,580
Number of Holdings	5
Total Advisory Fee	$5,700,606
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 35.8 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 35.8 Bond Funds - 9.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.3 Fidelity Series Global ex U.S. Index Fund 35.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 1.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The class's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The class's contractual management fee was reduced during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2015 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2015 Fund
Class Name	Fidelity Freedom® Index 2015 Fund Institutional Premium Class
Trading Symbol	FIWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2015 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 24, 2015 through March 31, 2025. Initial investment of $5,000,000. Institutional Premium Class $5,000,000 $4,898,470 $5,329,024 $5,752,371 $6,014,227 $6,005,488 $7,325,643 $7,395,610 $6,982,694 $7,608,525 $8,042,829 Fidelity Freedom Index 2015 Composite Index℠ $5,000,000 $4,902,973 $5,335,626 $5,761,201 $6,033,550 $6,024,838 $7,364,344 $7,449,664 $7,028,380 $7,671,239 $8,108,713 Bloomberg U.S. Aggregate Bond Index $5,000,000 $5,192,697 $5,215,571 $5,278,300 $5,514,810 $6,007,488 $6,050,158 $5,798,950 $5,521,569 $5,615,321 $5,889,326 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Institutional Premium Class 5.71% 6.02% 4.98% Fidelity Freedom Index 2015 Composite Index℠ 5.70% 6.12% 5.07% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.69% A From June 24, 2015 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,926,973,408
Holdings Count | shares	8
Advisory Fees Paid, Amount	$ 1,595,575
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,926,973,408
Number of Holdings	8
Total Advisory Fee	$1,595,575
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 60.1 Domestic Equity Funds 20.7 International Equity Funds 13.7 Short-Term Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 60.1 Domestic Equity Funds - 20.7 International Equity Funds - 13.7 Short-Term Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Bond Index Fund 36.9 Fidelity Series Total Market Index Fund 20.7 Fidelity Series Global ex U.S. Index Fund 13.7 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.4 Fidelity Series Treasury Bill Index Fund 5.5 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.4 Fidelity Series Long-Term Treasury Bond Index Fund 3.4 100.0
Fidelity Flex Freedom Blend 2030 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2030 Fund
Class Name	Fidelity Flex® Freedom Blend 2030 Fund
Trading Symbol	FVLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2030 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2030 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. An overweight, on average, in long-term U.S. Treasury bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 8, 2017 through March 31, 2025. Initial investment of $10,000. Fidelity Flex® Freedom Blend 2030 Fund $10,000 $10,863 $11,199 $10,541 $14,853 $15,131 $14,173 $16,226 $17,151 Fidelity Freedom 2030 Composite Index℠ $10,000 $10,773 $11,323 $10,836 $14,692 $15,114 $14,091 $16,015 $16,962 S&P 500® Index $10,000 $11,022 $12,068 $11,226 $17,552 $20,299 $18,730 $24,326 $26,334 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Flex® Freedom Blend 2030 Fund 5.70% 10.23% 7.15% Fidelity Freedom 2030 Composite Index℠ 5.91% 9.38% 6.99% S&P 500® Index 8.25% 18.59% 13.19% A From June 8, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 08, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 74,075,405
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$74,075,405
Number of Holdings	30
Total Advisory Fee	$0
Portfolio Turnover	35%

Holdings [Text Block]	Bond Funds 38.5 Domestic Equity Funds 32.8 International Equity Funds 28.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 38.5 Domestic Equity Funds - 32.8 International Equity Funds - 28.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 9.3 Fidelity Series Blue Chip Growth Fund 7.6 Fidelity Series Emerging Markets Opportunities Fund 7.5 Fidelity Series Long-Term Treasury Bond Index Fund 7.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.6 Fidelity Series Government Bond Index Fund 6.3 Fidelity Series Investment Grade Bond Fund 6.1 Fidelity Series Large Cap Growth Index Fund 4.9 Fidelity Series International Value Fund 4.9 Fidelity Series Overseas Fund 4.7 65.2
Fidelity Freedom Index 2035 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2035 Fund
Class Name	Fidelity Freedom® Index 2035 Fund Investor Class
Trading Symbol	FIHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2035 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Investor Class $10,000 $9,707 $11,145 $12,589 $13,173 $12,200 $17,602 $18,263 $16,994 $19,730 $20,949 Fidelity Freedom Index 2035 Composite Index℠ $10,000 $9,728 $11,173 $12,627 $13,244 $12,287 $17,744 $18,491 $17,178 $19,984 $21,215 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 6.18% 11.42% 7.68% Fidelity Freedom Index 2035 Composite Index℠ 6.16% 11.54% 7.81% S&P 500® Index 8.25% 18.59% 12.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,218,218,191
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 16,510,342
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$23,218,218,191
Number of Holdings	6
Total Advisory Fee	$16,510,342
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 40.8 Bond Funds 32.3 International Equity Funds 26.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 40.8 Bond Funds - 32.3 International Equity Funds - 26.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 40.8 Fidelity Series Global ex U.S. Index Fund 26.9 Fidelity Series Bond Index Fund 21.7 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 Fidelity Series International Developed Markets Bond Index Fund 4.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.4 100.0
Fidelity Freedom Index 2045 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2045 Fund
Class Name	Fidelity Freedom® Index 2045 Fund Premier II Class
Trading Symbol	FAVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2045 Fund for the period August 22, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 2	0.04%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 22, 2024 through March 31, 2025. Initial investment of $5,000,000,000. Premier II Class $5,000,000,000 $5,071,202,557 Fidelity Freedom Index 2045 Composite Index℠ $5,000,000,000 $5,055,971,476 S&P 500® Index $5,000,000,000 $5,077,848,798 2024 2025
Net Assets	$ 20,980,633,428
Holdings Count | shares	5
Advisory Fees Paid, Amount	$ 14,374,153
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$20,980,633,428
Number of Holdings	5
Total Advisory Fee	$14,374,153
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 35.8 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 35.8 Bond Funds - 9.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.3 Fidelity Series Global ex U.S. Index Fund 35.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 1.0 100.0
Fidelity Flex Freedom Blend 2045 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2045 Fund
Class Name	Fidelity Flex® Freedom Blend 2045 Fund
Trading Symbol	FOLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2045 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2045 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. An overweight, on average, in long-term U.S. Treasury bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 8, 2017 through March 31, 2025. Initial investment of $10,000. Fidelity Flex® Freedom Blend 2045 Fund $10,000 $10,991 $11,271 $10,115 $15,838 $16,453 $15,362 $18,674 $19,769 Fidelity Freedom 2045 Composite Index℠ $10,000 $10,910 $11,449 $10,443 $15,666 $16,507 $15,295 $18,375 $19,579 S&P 500® Index $10,000 $11,022 $12,068 $11,226 $17,552 $20,299 $18,730 $24,326 $26,334 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Flex® Freedom Blend 2045 Fund 5.86% 14.34% 9.11% Fidelity Freedom 2045 Composite Index℠ 6.55% 13.39% 8.98% S&P 500® Index 8.25% 18.59% 13.19% A From June 8, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 08, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 67,103,000
Holdings Count | shares	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$67,103,000
Number of Holdings	23
Total Advisory Fee	$0
Portfolio Turnover	46%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.6 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.4 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Growth Fund 7.2 Fidelity Series Overseas Fund 7.1 Fidelity Series International Value Fund 7.1 Fidelity Series Large Cap Stock Fund 7.1 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Value Discovery Fund 5.3 85.5
Fidelity Freedom Index 2015 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2015 Fund
Class Name	Fidelity Freedom® Index 2015 Fund Premier II Class
Trading Symbol	FATVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2015 Fund for the period August 22, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 2	0.04%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 22, 2024 through March 31, 2025. Initial investment of $5,000,000,000. Premier II Class $5,000,000,000 $5,072,521,024 Fidelity Freedom Index 2015 Composite Index℠ $5,000,000,000 $5,069,883,518 Bloomberg U.S. Aggregate Bond Index $5,000,000,000 $5,042,673,521 2024 2025
Net Assets	$ 1,926,973,408
Holdings Count | shares	8
Advisory Fees Paid, Amount	$ 1,595,575
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,926,973,408
Number of Holdings	8
Total Advisory Fee	$1,595,575
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 60.1 Domestic Equity Funds 20.7 International Equity Funds 13.7 Short-Term Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 60.1 Domestic Equity Funds - 20.7 International Equity Funds - 13.7 Short-Term Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Bond Index Fund 36.9 Fidelity Series Total Market Index Fund 20.7 Fidelity Series Global ex U.S. Index Fund 13.7 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.4 Fidelity Series Treasury Bill Index Fund 5.5 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.4 Fidelity Series Long-Term Treasury Bond Index Fund 3.4 100.0
Fidelity Freedom Index 2055 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2055 Fund
Class Name	Fidelity Freedom® Index 2055 Fund Premier II Class
Trading Symbol	FAVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2055 Fund for the period August 22, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 2	0.04%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 22, 2024 through March 31, 2025. Initial investment of $5,000,000,000. Premier II Class $5,000,000,000 $5,072,072,046 Fidelity Freedom Index 2055 Composite Index℠ $5,000,000,000 $5,055,971,476 S&P 500® Index $5,000,000,000 $5,077,848,798 2024 2025
Net Assets	$ 14,977,278,085
Holdings Count | shares	5
Advisory Fees Paid, Amount	$ 10,137,869
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$14,977,278,085
Number of Holdings	5
Total Advisory Fee	$10,137,869
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 35.8 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 35.8 Bond Funds - 9.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.3 Fidelity Series Global ex U.S. Index Fund 35.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 1.0 100.0
Fidelity Flex Freedom Blend 2035 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2035 Fund
Class Name	Fidelity Flex® Freedom Blend 2035 Fund
Trading Symbol	FJLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2035 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2035 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. An overweight, on average, in long-term U.S. Treasury bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 8, 2017 through March 31, 2025. Initial investment of $10,000. Fidelity Flex® Freedom Blend 2035 Fund $10,000 $10,977 $11,279 $10,294 $15,509 $15,966 $14,923 $17,507 $18,531 Fidelity Freedom 2035 Composite Index℠ $10,000 $10,896 $11,442 $10,615 $15,329 $15,974 $14,840 $17,264 $18,327 S&P 500® Index $10,000 $11,022 $12,068 $11,226 $17,552 $20,299 $18,730 $24,326 $26,334 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Flex® Freedom Blend 2035 Fund 5.85% 12.48% 8.21% Fidelity Freedom 2035 Composite Index℠ 6.16% 11.54% 8.06% S&P 500® Index 8.25% 18.59% 13.19% A From June 8, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 08, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 76,761,670
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$76,761,670
Number of Holdings	30
Total Advisory Fee	$0
Portfolio Turnover	37%

Holdings [Text Block]	Domestic Equity Funds 38.4 International Equity Funds 32.4 Bond Funds 29.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 38.4 International Equity Funds - 32.4 Bond Funds - 29.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 10.8 Fidelity Series Blue Chip Growth Fund 8.9 Fidelity Series Emerging Markets Opportunities Fund 8.4 Fidelity Series Long-Term Treasury Bond Index Fund 7.8 Fidelity Series Large Cap Growth Index Fund 5.7 Fidelity Series International Value Fund 5.4 Fidelity Series International Growth Fund 5.4 Fidelity Series Overseas Fund 5.4 Fidelity Series Large Cap Stock Fund 5.3 Fidelity Series Government Bond Index Fund 4.7 67.8
Fidelity Freedom Index 2055 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2055 Fund
Class Name	Fidelity Freedom® Index 2055 Fund Institutional Premium Class
Trading Symbol	FFLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2055 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 24, 2015 through March 31, 2025. Initial investment of $5,000,000. Institutional Premium Class $5,000,000 $4,744,385 $5,455,203 $6,171,694 $6,456,431 $5,884,840 $8,819,588 $9,253,601 $8,599,637 $10,308,926 $10,995,847 Fidelity Freedom Index 2055 Composite Index℠ $5,000,000 $4,751,667 $5,459,524 $6,179,499 $6,477,152 $5,908,057 $8,862,422 $9,338,439 $8,652,539 $10,395,314 $11,076,086 S&P 500® Index $5,000,000 $4,967,470 $5,820,498 $6,634,891 $7,264,973 $6,758,028 $10,566,289 $12,219,469 $11,275,094 $14,644,221 $15,852,618 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Institutional Premium Class 6.66% 13.32% 8.40% Fidelity Freedom Index 2055 Composite Index℠ 6.55% 13.39% 8.48% S&P 500® Index 8.25% 18.59% 12.53% A From June 24, 2015 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,977,278,085
Holdings Count | shares	5
Advisory Fees Paid, Amount	$ 10,137,869
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$14,977,278,085
Number of Holdings	5
Total Advisory Fee	$10,137,869
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 35.8 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 35.8 Bond Funds - 9.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.3 Fidelity Series Global ex U.S. Index Fund 35.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 1.0 100.0
Fidelity Freedom Index 2035 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2035 Fund
Class Name	Fidelity Freedom® Index 2035 Fund Premier II Class
Trading Symbol	FAVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2035 Fund for the period August 22, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 2	0.04%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 22, 2024 through March 31, 2025. Initial investment of $5,000,000,000. Premier II Class $5,000,000,000 $5,065,570,236 Fidelity Freedom Index 2035 Composite Index℠ $5,000,000,000 $5,054,037,949 S&P 500® Index $5,000,000,000 $5,077,848,798 2024 2025
Net Assets	$ 23,218,218,191
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 16,510,342
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$23,218,218,191
Number of Holdings	6
Total Advisory Fee	$16,510,342
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 40.8 Bond Funds 32.3 International Equity Funds 26.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 40.8 Bond Funds - 32.3 International Equity Funds - 26.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 40.8 Fidelity Series Global ex U.S. Index Fund 26.9 Fidelity Series Bond Index Fund 21.7 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 Fidelity Series International Developed Markets Bond Index Fund 4.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.4 100.0
Fidelity Flex Freedom Blend Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend Income Fund
Class Name	Fidelity Flex® Freedom Blend Income Fund
Trading Symbol	FTLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Freedom Blend Income Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend Income Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. An overweight, on average, in long-term U.S. Treasury bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 8, 2017 through March 31, 2025. Initial investment of $10,000. Fidelity Flex® Freedom Blend Income Fund $10,000 $10,314 $10,689 $10,921 $12,323 $12,247 $11,756 $12,479 $13,190 Fidelity Freedom Income Composite Index℠ $10,000 $10,253 $10,695 $11,114 $12,226 $12,190 $11,725 $12,445 $13,135 Bloomberg U.S. Aggregate Bond Index $10,000 $9,960 $10,406 $11,336 $11,416 $10,942 $10,419 $10,596 $11,113 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Flex® Freedom Blend Income Fund 5.70% 3.85% 3.61% Fidelity Freedom Income Composite Index℠ 5.54% 3.40% 3.55% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.36% A From June 8, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 08, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,641,003
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,641,003
Number of Holdings	34
Total Advisory Fee	$0
Portfolio Turnover	37%

Holdings [Text Block]	Bond Funds 72.0 International Equity Funds 12.9 Domestic Equity Funds 9.2 Short-Term Funds 5.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 72.0 International Equity Funds - 12.9 Domestic Equity Funds - 9.2 Short-Term Funds - 5.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 18.5 Fidelity Series Government Bond Index Fund 13.8 Fidelity Series Investment Grade Bond Fund 13.1 Fidelity Series Corporate Bond Fund 8.5 Fidelity Series Investment Grade Securitized Fund 8.3 Fidelity Series International Developed Markets Bond Index Fund 5.1 Fidelity Series Emerging Markets Opportunities Fund 3.8 Fidelity Series Treasury Bill Index Fund 3.6 Fidelity Series Long-Term Treasury Bond Index Fund 2.7 Fidelity Series Large Cap Value Index Fund 2.6 80.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Flex® Freedom Blend 2005 Fund merged into Fidelity Flex® Freedom Blend Income Fund on June 14, 2024.	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2070 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2070 Fund
Class Name	Fidelity Freedom® Index 2070 Fund Institutional Premium Class
Trading Symbol	FRBUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2070 Fund for the period June 28, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class A	$ 6	0.08%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.08%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2025. Initial investment of $5,000,000. Institutional Premium Class $5,000,000 $5,226,653 Fidelity Freedom Index 2070 Composite Index℠ $5,000,000 $5,220,733 S&P 500® Index $5,000,000 $5,190,245 2024 2025
Net Assets	$ 49,873,888
Holdings Count | shares	5
Advisory Fees Paid, Amount	$ 8,824
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$49,873,888
Number of Holdings	5
Total Advisory Fee	$8,824
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 35.8 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 35.8 Bond Funds - 9.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.3 Fidelity Series Global ex U.S. Index Fund 35.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 1.0 100.0
Fidelity Freedom Index Income Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index Income Fund
Class Name	Fidelity Freedom® Index Income Fund Premier II Class
Trading Symbol	FATQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index Income Fund for the period August 22, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 2	0.04%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 22, 2024 through March 31, 2025. Initial investment of $5,000,000,000. Premier II Class $5,000,000,000 $5,084,928,646 Fidelity Freedom Index Income Composite Index℠ $5,000,000,000 $5,085,245,416 Bloomberg U.S. Aggregate Bond Index $5,000,000,000 $5,042,673,521 2024 2025
Net Assets	$ 1,694,169,632
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 1,195,611
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,694,169,632
Number of Holdings	7
Total Advisory Fee	$1,195,611
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 70.9 Domestic Equity Funds 11.5 Short-Term Funds 10.0 International Equity Funds 7.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 70.9 Domestic Equity Funds - 11.5 Short-Term Funds - 10.0 International Equity Funds - 7.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Bond Index Fund 43.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 19.9 Fidelity Series Total Market Index Fund 11.5 Fidelity Series Treasury Bill Index Fund 10.0 Fidelity Series Global ex U.S. Index Fund 7.6 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 22, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Freedom® Index 2005 Fund merged into Fidelity Freedom® Index Income Fund on June 14, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 22, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Flex Freedom Blend 2070 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2070 Fund
Class Name	Fidelity Flex® Freedom Blend 2070 Fund
Trading Symbol	FRBQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2070 Fund for the period June 28, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2070 Fund A	$ 0 B	0.00%C
A Expenses for the full reporting period would be higher.
B Amount represents less than $.50
C Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. An overweight, on average, in long-term U.S. Treasury bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2025. Initial investment of $10,000. Fidelity Flex® Freedom Blend 2070 Fund $10,000 $10,383 Fidelity Freedom 2070 Composite Index℠ $10,000 $10,441 S&P 500® Index $10,000 $10,380 2024 2025
Net Assets	$ 5,450,722
Holdings Count | shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$5,450,722
Number of Holdings	22
Total Advisory Fee	$0
Portfolio Turnover	37%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.6 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.4 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Growth Fund 7.2 Fidelity Series Overseas Fund 7.1 Fidelity Series International Value Fund 7.1 Fidelity Series Large Cap Stock Fund 7.1 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Value Discovery Fund 5.3 85.5
Fidelity Freedom Index 2010 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2010 Fund
Class Name	Fidelity Freedom® Index 2010 Fund Institutional Premium Class
Trading Symbol	FFWTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2010 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 24, 2015 through March 31, 2025. Initial investment of $5,000,000. Institutional Premium Class $5,000,000 $4,930,679 $5,295,229 $5,644,358 $5,897,972 $5,978,853 $7,005,296 $7,029,611 $6,690,547 $7,189,757 $7,596,227 Fidelity Freedom Index 2010 Composite Index℠ $5,000,000 $4,932,632 $5,296,656 $5,654,599 $5,913,861 $5,997,262 $7,038,859 $7,078,616 $6,735,156 $7,246,494 $7,654,991 Bloomberg U.S. Aggregate Bond Index $5,000,000 $5,192,697 $5,215,571 $5,278,300 $5,514,810 $6,007,488 $6,050,158 $5,798,950 $5,521,569 $5,615,321 $5,889,326 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Institutional Premium Class 5.65% 4.90% 4.37% Fidelity Freedom Index 2010 Composite Index℠ 5.64% 5.00% 4.45% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.69% A From June 24, 2015 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 715,752,160
Holdings Count | shares	8
Advisory Fees Paid, Amount	$ 601,571
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$715,752,160
Number of Holdings	8
Total Advisory Fee	$601,571
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 66.4 Domestic Equity Funds 15.2 International Equity Funds 10.1 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 66.4 Domestic Equity Funds - 15.2 International Equity Funds - 10.1 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Bond Index Fund 40.5 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.0 Fidelity Series Total Market Index Fund 15.2 Fidelity Series Global ex U.S. Index Fund 10.1 Fidelity Series Treasury Bill Index Fund 8.3 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.8 100.0
Fidelity Flex Freedom Blend 2010 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2010 Fund
Class Name	Fidelity Flex® Freedom Blend 2010 Fund
Trading Symbol	FISNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2010 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2010 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. An overweight, on average, in long-term U.S. Treasury bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 8, 2017 through March 31, 2025. Initial investment of $10,000. Fidelity Flex® Freedom Blend 2010 Fund $10,000 $10,520 $10,877 $10,841 $13,110 $13,113 $12,490 $13,438 $14,235 Fidelity Freedom 2010 Composite Index℠ $10,000 $10,436 $10,922 $11,076 $13,000 $13,073 $12,439 $13,383 $14,138 Bloomberg U.S. Aggregate Bond Index $10,000 $9,960 $10,406 $11,336 $11,416 $10,942 $10,419 $10,596 $11,113 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Flex® Freedom Blend 2010 Fund 5.93% 5.60% 4.62% Fidelity Freedom 2010 Composite Index℠ 5.64% 5.00% 4.53% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.36% A From June 8, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 08, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,550,080
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,550,080
Number of Holdings	34
Total Advisory Fee	$0
Portfolio Turnover	36%

Holdings [Text Block]	Bond Funds 68.7 International Equity Funds 15.4 Domestic Equity Funds 12.9 Short-Term Funds 3.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 68.7 International Equity Funds - 15.4 Domestic Equity Funds - 12.9 Short-Term Funds - 3.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.6 Fidelity Series Government Bond Index Fund 12.9 Fidelity Series Investment Grade Bond Fund 12.3 Fidelity Series Corporate Bond Fund 8.0 Fidelity Series Investment Grade Securitized Fund 7.7 Fidelity Series International Developed Markets Bond Index Fund 5.1 Fidelity Series Emerging Markets Opportunities Fund 4.5 Fidelity Series Large Cap Value Index Fund 3.6 Fidelity Series Long-Term Treasury Bond Index Fund 3.4 Fidelity Series Blue Chip Growth Fund 3.0 77.1
Fidelity Freedom Index 2030 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2030 Fund
Class Name	Fidelity Freedom® Index 2030 Fund Investor Class
Trading Symbol	FXIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2030 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Investor Class $10,000 $9,756 $11,031 $12,283 $12,862 $12,298 $16,648 $17,058 $15,924 $18,061 $19,135 Fidelity Freedom Index 2030 Composite Index℠ $10,000 $9,773 $11,057 $12,321 $12,936 $12,380 $16,785 $17,267 $16,098 $18,297 $19,379 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 5.95% 9.24% 6.70% Fidelity Freedom Index 2030 Composite Index℠ 5.91% 9.38% 6.84% S&P 500® Index 8.25% 18.59% 12.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 22,276,385,405
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 16,374,719
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$22,276,385,405
Number of Holdings	6
Total Advisory Fee	$16,374,719
Portfolio Turnover	14%

Holdings [Text Block]	Bond Funds 41.5 Domestic Equity Funds 35.2 International Equity Funds 23.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 41.5 Domestic Equity Funds - 35.2 International Equity Funds - 23.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 35.2 Fidelity Series Bond Index Fund 26.6 Fidelity Series Global ex U.S. Index Fund 23.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.6 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 100.0
Fidelity Flex Freedom Blend 2050 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2050 Fund
Class Name	Fidelity Flex® Freedom Blend 2050 Fund
Trading Symbol	FYLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2050 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2050 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. An overweight, on average, in long-term U.S. Treasury bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 8, 2017 through March 31, 2025. Initial investment of $10,000. Fidelity Flex® Freedom Blend 2050 Fund $10,000 $10,989 $11,269 $10,114 $15,828 $16,443 $15,355 $18,649 $19,743 Fidelity Freedom 2050 Composite Index℠ $10,000 $10,910 $11,449 $10,443 $15,666 $16,507 $15,295 $18,375 $19,579 S&P 500® Index $10,000 $11,022 $12,068 $11,226 $17,552 $20,299 $18,730 $24,326 $26,334 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Flex® Freedom Blend 2050 Fund 5.87% 14.31% 9.09% Fidelity Freedom 2050 Composite Index℠ 6.55% 13.39% 8.98% S&P 500® Index 8.25% 18.59% 13.19% A From June 8, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 08, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 53,502,693
Holdings Count | shares	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$53,502,693
Number of Holdings	23
Total Advisory Fee	$0
Portfolio Turnover	38%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.6 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.4 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Growth Fund 7.2 Fidelity Series Overseas Fund 7.1 Fidelity Series International Value Fund 7.1 Fidelity Series Large Cap Stock Fund 7.1 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Value Discovery Fund 5.3 85.5
Fidelity Freedom Index 2055 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2055 Fund
Class Name	Fidelity Freedom® Index 2055 Fund Premier Class
Trading Symbol	FTYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2055 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 24, 2020 through March 31, 2025. Initial investment of $2,000,000,000. Premier Class $2,000,000,000 $2,569,376,202 $2,697,690,481 $2,506,076,076 $3,005,115,168 $3,206,346,184 Fidelity Freedom Index 2055 Composite Index℠ $2,000,000,000 $2,564,930,037 $2,702,697,201 $2,504,186,394 $3,008,574,171 $3,205,600,618 S&P 500® Index $2,000,000,000 $2,637,300,930 $3,049,927,469 $2,814,215,574 $3,655,135,424 $3,956,745,967 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier Class 6.70% 10.40% Fidelity Freedom Index 2055 Composite Index℠ 6.55% 10.40% S&P 500® Index 8.25% 15.38% A From June 24, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 24, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,977,278,085
Holdings Count | shares	5
Advisory Fees Paid, Amount	$ 10,137,869
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$14,977,278,085
Number of Holdings	5
Total Advisory Fee	$10,137,869
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 35.8 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 35.8 Bond Funds - 9.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.3 Fidelity Series Global ex U.S. Index Fund 35.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 1.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The class's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The class's contractual management fee was reduced during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index Income Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index Income Fund
Class Name	Fidelity Freedom® Index Income Fund Institutional Premium Class
Trading Symbol	FFGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index Income Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 24, 2015 through March 31, 2025. Initial investment of $5,000,000. Institutional Premium Class $5,000,000 $5,012,775 $5,213,349 $5,425,419 $5,651,288 $5,876,240 $6,445,023 $6,416,978 $6,168,267 $6,540,504 $6,903,194 Fidelity Freedom Index Income Composite Index℠ $5,000,000 $5,012,266 $5,219,190 $5,437,563 $5,668,531 $5,890,571 $6,480,034 $6,461,063 $6,214,514 $6,596,289 $6,961,617 Bloomberg U.S. Aggregate Bond Index $5,000,000 $5,192,697 $5,215,571 $5,278,300 $5,514,810 $6,007,488 $6,050,158 $5,798,950 $5,521,569 $5,615,321 $5,889,326 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Institutional Premium Class 5.55% 3.27% 3.35% Fidelity Freedom Index Income Composite Index℠ 5.54% 3.40% 3.44% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.69% A From June 24, 2015 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,694,169,632
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 1,195,611
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,694,169,632
Number of Holdings	7
Total Advisory Fee	$1,195,611
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 70.9 Domestic Equity Funds 11.5 Short-Term Funds 10.0 International Equity Funds 7.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 70.9 Domestic Equity Funds - 11.5 Short-Term Funds - 10.0 International Equity Funds - 7.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Bond Index Fund 43.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 19.9 Fidelity Series Total Market Index Fund 11.5 Fidelity Series Treasury Bill Index Fund 10.0 Fidelity Series Global ex U.S. Index Fund 7.6 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Freedom® Index 2005 Fund merged into Fidelity Freedom® Index Income Fund on June 14, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2025 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2025 Fund
Class Name	Fidelity Freedom® Index 2025 Fund Premier Class
Trading Symbol	FLIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2025 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 24, 2020 through March 31, 2025. Initial investment of $2,000,000,000. Premier Class $2,000,000,000 $2,338,829,920 $2,385,070,966 $2,227,860,847 $2,492,946,417 $2,640,472,021 Fidelity Freedom Index 2025 Composite Index℠ $2,000,000,000 $2,338,901,213 $2,391,485,370 $2,229,519,994 $2,499,688,968 $2,644,804,055 S&P 500® Index $2,000,000,000 $2,637,300,930 $3,049,927,469 $2,814,215,574 $3,655,135,424 $3,956,745,967 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier Class 5.92% 6.00% Fidelity Freedom Index 2025 Composite Index℠ 5.81% 6.03% S&P 500® Index 8.25% 15.38% A From June 24, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 24, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 13,994,954,502
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 10,898,228
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$13,994,954,502
Number of Holdings	6
Total Advisory Fee	$10,898,228
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 48.0 Domestic Equity Funds 31.3 International Equity Funds 20.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 48.0 Domestic Equity Funds - 31.3 International Equity Funds - 20.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 31.3 Fidelity Series Bond Index Fund 29.4 Fidelity Series Global ex U.S. Index Fund 20.7 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.8 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.9 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The class's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The class's contractual management fee was reduced during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Flex Freedom Blend 2025 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2025 Fund
Class Name	Fidelity Flex® Freedom Blend 2025 Fund
Trading Symbol	FELSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2025 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2025 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. An overweight, on average, in long-term U.S. Treasury bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 8, 2017 through March 31, 2025. Initial investment of $10,000. Fidelity Flex® Freedom Blend 2025 Fund $10,000 $10,724 $11,076 $10,595 $14,349 $14,552 $13,605 $15,344 $16,201 Fidelity Freedom 2025 Composite Index℠ $10,000 $10,643 $11,172 $10,872 $14,200 $14,519 $13,536 $15,176 $16,057 S&P 500® Index $10,000 $11,022 $12,068 $11,226 $17,552 $20,299 $18,730 $24,326 $26,334 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Flex® Freedom Blend 2025 Fund 5.58% 8.86% 6.37% Fidelity Freedom 2025 Composite Index℠ 5.81% 8.11% 6.25% S&P 500® Index 8.25% 18.59% 13.19% A From June 8, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 08, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 44,150,414
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$44,150,414
Number of Holdings	30
Total Advisory Fee	$0
Portfolio Turnover	33%

Holdings [Text Block]	Bond Funds 45.1 Domestic Equity Funds 28.8 International Equity Funds 26.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 45.1 Domestic Equity Funds - 28.8 International Equity Funds - 26.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 10.8 Fidelity Series Large Cap Value Index Fund 8.1 Fidelity Series Government Bond Index Fund 7.2 Fidelity Series Long-Term Treasury Bond Index Fund 6.9 Fidelity Series Investment Grade Bond Fund 6.9 Fidelity Series Emerging Markets Opportunities Fund 6.9 Fidelity Series Blue Chip Growth Fund 6.7 Fidelity Series Corporate Bond Fund 4.5 Fidelity Series International Value Fund 4.3 Fidelity Series Investment Grade Securitized Fund 4.3 66.6
Fidelity Freedom Index 2040 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2040 Fund
Class Name	Fidelity Freedom® Index 2040 Fund Premier Class
Trading Symbol	FPIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2040 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

.•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 24, 2020 through March 31, 2025. Initial investment of $2,000,000,000. Premier Class $2,000,000,000 $2,569,839,744 $2,696,838,733 $2,504,546,715 $2,980,616,147 $3,177,272,104 Fidelity Freedom Index 2040 Composite Index℠ $2,000,000,000 $2,564,930,037 $2,702,142,363 $2,502,592,539 $2,983,837,130 $3,176,624,452 S&P 500® Index $2,000,000,000 $2,637,300,930 $3,049,927,469 $2,814,215,574 $3,655,135,424 $3,956,745,967 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier Class 6.60% 10.19% Fidelity Freedom Index 2040 Composite Index℠ 6.46% 10.19% S&P 500® Index 8.25% 15.38% A From June 24, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 24, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,680,015,185
Holdings Count | shares	5
Advisory Fees Paid, Amount	$ 16,584,331
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$23,680,015,185
Number of Holdings	5
Total Advisory Fee	$16,584,331
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 49.6 International Equity Funds 32.8 Bond Funds 17.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 49.6 International Equity Funds - 32.8 Bond Funds - 17.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 49.6 Fidelity Series Global ex U.S. Index Fund 32.8 Fidelity Series Bond Index Fund 10.3 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 2.3 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The class's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The class's contractual management fee was reduced during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2025 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2025 Fund
Class Name	Fidelity Freedom® Index 2025 Fund Investor Class
Trading Symbol	FQIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2025 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2015 through March 31, 2025. Initial investment of $10,000. Investor Class $10,000 $9,828 $10,877 $11,913 $12,467 $12,124 $15,793 $16,094 $15,024 $16,808 $17,790 Fidelity Freedom Index 2025 Composite Index℠ $10,000 $9,842 $10,901 $11,951 $12,534 $12,197 $15,930 $16,288 $15,185 $17,025 $18,014 S&P 500® Index $10,000 $10,178 $11,926 $13,595 $14,886 $13,847 $21,650 $25,038 $23,103 $30,006 $32,482 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 5.84% 7.97% 5.93% Fidelity Freedom Index 2025 Composite Index℠ 5.81% 8.11% 6.06% S&P 500® Index 8.25% 18.59% 12.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 13,994,954,502
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 10,898,228
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$13,994,954,502
Number of Holdings	6
Total Advisory Fee	$10,898,228
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 48.0 Domestic Equity Funds 31.3 International Equity Funds 20.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 48.0 Domestic Equity Funds - 31.3 International Equity Funds - 20.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 31.3 Fidelity Series Bond Index Fund 29.4 Fidelity Series Global ex U.S. Index Fund 20.7 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.8 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.9 100.0
Fidelity Flex Freedom Blend 2055 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2055 Fund
Class Name	Fidelity Flex® Freedom Blend 2055 Fund
Trading Symbol	FQLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2055 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2055 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. An overweight, on average, in long-term U.S. Treasury bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 8, 2017 through March 31, 2025. Initial investment of $10,000. Fidelity Flex® Freedom Blend 2055 Fund $10,000 $10,990 $11,271 $10,117 $15,846 $16,455 $15,370 $18,669 $19,779 Fidelity Freedom 2055 Composite Index℠ $10,000 $10,910 $11,449 $10,443 $15,666 $16,507 $15,295 $18,375 $19,579 S&P 500® Index $10,000 $11,022 $12,068 $11,226 $17,552 $20,299 $18,730 $24,326 $26,334 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Flex® Freedom Blend 2055 Fund 5.94% 14.35% 9.12% Fidelity Freedom 2055 Composite Index℠ 6.55% 13.39% 8.98% S&P 500® Index 8.25% 18.59% 13.19% A From June 8, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 08, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 36,669,611
Holdings Count | shares	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$36,669,611
Number of Holdings	23
Total Advisory Fee	$0
Portfolio Turnover	42%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.6 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.4 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Growth Fund 7.2 Fidelity Series Overseas Fund 7.1 Fidelity Series International Value Fund 7.1 Fidelity Series Large Cap Stock Fund 7.1 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Value Discovery Fund 5.3 85.5
Fidelity Freedom Index 2065 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2065 Fund
Class Name	Fidelity Freedom® Index 2065 Fund Institutional Premium Class
Trading Symbol	FFIKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2065 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2019 through March 31, 2025. Initial investment of $5,000,000. Institutional Premium Class $5,000,000 $4,388,267 $6,579,063 $6,904,618 $6,415,946 $7,693,687 $8,200,517 Fidelity Freedom Index 2065 Composite Index℠ $5,000,000 $4,391,280 $6,587,170 $6,940,979 $6,431,170 $7,726,522 $8,232,519 S&P 500® Index $5,000,000 $4,459,188 $6,972,014 $8,062,841 $7,439,709 $9,662,779 $10,460,122 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Institutional Premium Class 6.59% 13.32% 8.99% Fidelity Freedom Index 2065 Composite Index℠ 6.55% 13.39% 9.06% S&P 500® Index 8.25% 18.59% 13.70% A From June 28, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,824,283,726
Holdings Count | shares	5
Advisory Fees Paid, Amount	$ 1,688,737
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,824,283,726
Number of Holdings	5
Total Advisory Fee	$1,688,737
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 35.8 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 35.8 Bond Funds - 9.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 54.3 Fidelity Series Global ex U.S. Index Fund 35.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 1.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2035 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2035 Fund
Class Name	Fidelity Freedom® Index 2035 Fund Institutional Premium Class
Trading Symbol	FFEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2035 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 24, 2015 through March 31, 2025. Initial investment of $5,000,000. Institutional Premium Class $5,000,000 $4,748,091 $5,454,018 $6,163,264 $6,452,249 $5,979,040 $8,628,137 $8,957,909 $8,339,022 $9,681,124 $10,283,540 Fidelity Freedom Index 2035 Composite Index℠ $5,000,000 $4,751,667 $5,457,599 $6,167,723 $6,469,456 $6,001,755 $8,667,258 $9,032,076 $8,390,947 $9,761,594 $10,362,676 S&P 500® Index $5,000,000 $4,967,470 $5,820,498 $6,634,891 $7,264,973 $6,758,028 $10,566,289 $12,219,469 $11,275,094 $14,644,221 $15,852,618 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Institutional Premium Class 6.22% 11.46% 7.66% Fidelity Freedom Index 2035 Composite Index℠ 6.16% 11.54% 7.74% S&P 500® Index 8.25% 18.59% 12.53% A From June 24, 2015 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,218,218,191
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 16,510,342
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$23,218,218,191
Number of Holdings	6
Total Advisory Fee	$16,510,342
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 40.8 Bond Funds 32.3 International Equity Funds 26.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 40.8 Bond Funds - 32.3 International Equity Funds - 26.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 40.8 Fidelity Series Global ex U.S. Index Fund 26.9 Fidelity Series Bond Index Fund 21.7 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 Fidelity Series International Developed Markets Bond Index Fund 4.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.4 100.0
Fidelity Freedom Index 2025 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2025 Fund
Class Name	Fidelity Freedom® Index 2025 Fund Institutional Premium Class
Trading Symbol	FFEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2025 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 24, 2015 through March 31, 2025. Initial investment of $5,000,000. Institutional Premium Class $5,000,000 $4,846,649 $5,367,088 $5,881,141 $6,157,643 $5,990,620 $7,810,213 $7,962,951 $7,436,555 $8,319,007 $8,808,258 Fidelity Freedom Index 2025 Composite Index℠ $5,000,000 $4,850,328 $5,372,296 $5,889,816 $6,176,845 $6,010,677 $7,850,629 $8,027,130 $7,483,486 $8,390,320 $8,877,405 S&P 500® Index $5,000,000 $4,967,470 $5,820,498 $6,634,891 $7,264,973 $6,758,028 $10,566,289 $12,219,469 $11,275,094 $14,644,221 $15,852,618 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Institutional Premium Class 5.88% 8.01% 5.96% Fidelity Freedom Index 2025 Composite Index℠ 5.81% 8.11% 6.05% S&P 500® Index 8.25% 18.59% 12.53% A From June 24, 2015 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 13,994,954,502
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 10,898,228
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$13,994,954,502
Number of Holdings	6
Total Advisory Fee	$10,898,228
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 48.0 Domestic Equity Funds 31.3 International Equity Funds 20.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 48.0 Domestic Equity Funds - 31.3 International Equity Funds - 20.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Total Market Index Fund 31.3 Fidelity Series Bond Index Fund 29.4 Fidelity Series Global ex U.S. Index Fund 20.7 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.8 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.9 100.0